Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000.00
Previously Paid Amount	0.00
Total Fee Amount	38.28
Total Offset Amount	0.00
Net Fee	38.28
Narrative - Max Aggregate Offering Price	$ 250,000.00
Final Prospectus	true